Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,205,550.00
Previously Paid Amount	0.00
Total Fee Amount	337.67
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 337.67
Narrative - Max Aggregate Offering Price	$ 2,205,550.00
Final Prospectus	true